NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND

NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND

SUPPLEMENT DATED JUNE 16, 2014

TO THE PROSPECTUS DATED FEBRUARY 10, 2014

The following changes apply to Nuveen All-American Municipal Bond Fund and Nuveen Intermediate Duration Municipal Bond Fund (each referred to as the "Fund"):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on June 23, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

NUVEEN HIGH YIELD MUNICIPAL BOND FUND

SUPPLEMENT DATED JUNE 16, 2014

TO THE PROSPECTUS DATED FEBRUARY 10, 2014

Class B shares of Nuveen High Yield Municipal Bond Fund (the "Fund") will be converted to Class A shares of the Fund at the close of business on June 23, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.